May 4, 2023

EDGAR

United States Securities and

Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Form N-CSR

John Hancock Funds III (the "Registrant")

File No. 811-21777

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending March 31, 2023.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 543-9634.

Sincerely,

/s/ Salvatore Schiavone Salvatore Schiavone Treasurer